Schedule of Investments (unaudited)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 1.6%
BB Seguridade Participacoes SA	906,287	$5,125,878
Telefonica Brasil SA	656,793	7,055,009
Tim SA	767,880	2,326,640
		14,507,527
Chile — 0.3%
Cencosud SA	1,281,538	2,054,245
Cia. Cervecerias Unidas SA	117,206	836,648
		2,890,893
China — 34.7%
360 DigiTech Inc.	79,321	1,247,719
3SBio Inc.(a)(b)	1,325,000	984,396
Alibaba Group Holding Ltd.(b)	356,148	4,277,418
Aluminum Corp. of China Ltd., Class H(b)	4,846,000	2,160,588
Anhui Conch Cement Co. Ltd., Class H	307,500	1,557,508
Autohome Inc., ADR	68,578	2,492,124
AviChina Industry & Technology Co. Ltd., Class H	606,000	349,057
Bank of Communications Co. Ltd., Class H	11,332,000	7,717,841
Baoshan Iron & Steel Co. Ltd., Class A	1,730,700	1,653,682
Beijing Enterprises Holdings Ltd.	457,500	1,601,655
Beijing Enterprises Water Group Ltd.	1,870,000	619,584
Bosideng International Holdings Ltd.	2,960,000	1,575,189
BYD Electronic International Co. Ltd.	612,500	1,359,689
China Cinda Asset Management Co. Ltd., Class H	10,756,000	1,822,907
China CITIC Bank Corp. Ltd., Class H	10,986,000	5,317,471
China Coal Energy Co. Ltd., Class H	2,532,000	2,317,081
China Communications Services Corp. Ltd., Class H	2,168,000	1,015,248
China Construction Bank Corp., Class H	32,721,000	24,256,593
China Everbright Bank Co. Ltd., Class H	4,027,000	1,322,603
China Hongqiao Group Ltd.	2,952,500	3,659,390
China Lesso Group Holdings Ltd.	984,000	1,263,446
China Longyuan Power Group Corp. Ltd., Class H	4,099,000	8,728,472
China Medical System Holdings Ltd.	1,225,000	1,810,145
China Meheco Co. Ltd., Class A	58,100	178,682
China Meidong Auto Holdings Ltd.	518,000	1,858,696
China Merchants Port Holdings Co. Ltd.	1,200,000	2,277,066
China National Building Material Co. Ltd., Class H	5,016,000	6,327,047
China Power International Development Ltd.	4,829,000	2,451,275
China Railway Group Ltd., Class H	4,927,000	3,405,337
China Resources Cement Holdings Ltd.	3,166,000	2,502,585
China Resources Power Holdings Co. Ltd.	2,492,000	5,124,828
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	53,200	349,699
China Shenhua Energy Co. Ltd., Class H	4,144,500	13,841,066
China State Construction International Holdings Ltd.	1,826,000	2,146,082
China Taiping Insurance Holdings Co. Ltd.	1,302,800	1,496,085
China Tower Corp. Ltd., Class H(a)	24,028,000	2,815,344
China Traditional Chinese Medicine Holdings Co. Ltd.	2,510,000	1,325,019
Chinasoft International Ltd.	2,524,000	2,319,564
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	4,119,000	7,288,209
COSCO SHIPPING Ports Ltd.	1,652,000	1,245,663
Dali Foods Group Co. Ltd.(a)	2,659,500	1,339,407
Daqo New Energy Corp., ADR(b)	53,300	2,606,370
Dongfeng Motor Group Co. Ltd., Class H	3,698,000	2,904,216
Dongyue Group Ltd.	1,328,000	1,685,158
Far East Horizon Ltd.	1,368,000	1,211,881
Fosun International Ltd.	3,228,500	3,273,523
GF Securities Co. Ltd., Class H	1,369,400	1,808,913
Greentown Service Group Co. Ltd.	374,000	376,993
Security	Shares	Value

China (continued)
Haitian International Holdings Ltd.	579,000	$1,485,222
Hengan International Group Co. Ltd.	579,500	2,869,355
Hesteel Co. Ltd., Class A	694,000	243,950
Hopson Development Holdings Ltd.(c)	645,650	1,051,787
Huabao International Holdings Ltd.	50,000	26,889
Huaxin Cement Co. Ltd., Class A	88,200	261,538
Hunan Valin Steel Co. Ltd., Class A	375,720	300,613
Inner Mongolia ERDOS Resources Co. Ltd.	56,200	230,676
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	626,300	405,273
Inner Mongolia Yitai Coal Co. Ltd., Class B	962,800	1,603,062
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	199,700	298,466
Jiangsu Expressway Co. Ltd., Class H	1,544,000	1,593,514
Jiangxi Copper Co. Ltd., Class H	1,372,000	2,220,410
JOYY Inc., ADR	50,270	2,130,945
Kingboard Holdings Ltd.	603,000	2,884,992
Kunlun Energy Co. Ltd.	5,044,000	4,323,121
Lenovo Group Ltd.	8,866,000	8,735,743
Li Ning Co. Ltd.	1,945,000	15,175,227
Lufax Holding Ltd., ADR.	1,090,722	6,860,641
Luxi Chemical Group Co. Ltd., Class A	103,600	298,534
Metallurgical Corp. of China Ltd., Class A	1,328,600	701,378
Minth Group Ltd.	684,000	1,773,805
MMG Ltd.(b)	2,740,000	1,166,225
North Industries Group Red Arrow Co. Ltd., Class A(b)	75,700	281,409
Northeast Securities Co. Ltd., Class A	127,400	122,559
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	467,801	233,738
PetroChina Co. Ltd., Class H	12,930,000	6,808,908
PICC Property & Casualty Co. Ltd., Class H	8,933,000	8,650,334
Sailun Group Co. Ltd., Class A	166,600	279,091
Sany Heavy Equipment International Holdings Co. Ltd.	1,000,000	1,006,399
Shaanxi Coal Industry Co. Ltd., Class A	714,300	2,029,851
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	62,029	180,837
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,254,000	2,500,474
Shanghai International Port Group Co. Ltd., Class A	700,700	654,474
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	960,500	1,563,863
Shanxi Coking Coal Energy Group Co. Ltd., Class A	222,800	476,272
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	162,700	388,257
Shanxi Taigang Stainless Steel Co. Ltd., Class A	309,700	267,145
Shenzhen International Holdings Ltd.	1,130,000	1,088,098
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	90,860	296,855
Sichuan Hebang Biotechnology Co. Ltd., Class A	480,200	244,151
Sinopharm Group Co. Ltd., Class H	1,650,000	4,081,164
Sinotrans Ltd., Class A	311,500	184,451
Sinotruk Hong Kong Ltd.	625,500	887,128
Tencent Holdings Ltd.	415,700	19,005,124
Tingyi Cayman Islands Holding Corp.	2,426,000	4,288,675
Tongcheng Travel Holdings Ltd.(b)	1,105,600	2,121,819
Topsports International Holdings Ltd.(a)	1,686,000	1,250,449
TravelSky Technology Ltd., Class H	845,000	1,374,019
Uni-President China Holdings Ltd.	1,174,000	946,382
Vipshop Holdings Ltd., ADR(b)(c)	408,621	3,800,175
Want Want China Holdings Ltd.(c)	5,882,000	5,853,525
Westone Information Industry Inc., Class A	46,000	245,396
Wharf Holdings Ltd. (The)	1,583,000	5,293,131
Wuchan Zhongda Group Co. Ltd., Class A	282,800	214,797
Xiamen Faratronic Co. Ltd.	12,200	319,001

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Xinjiang Zhongtai Chemical Co. Ltd., Class A	140,200	$163,823
Xtep International Holdings Ltd.	1,192,000	1,716,485
Yadea Group Holdings Ltd.(a)	1,086,000	1,763,096
Yankuang Energy Group Co. Ltd., Class H	1,864,000	6,123,385
YongXing Special Materials Technology Co. Ltd., Class A	21,800	390,479
Youngor Group Co. Ltd., Class A	251,800	265,103
Yuexiu Property Co. Ltd.	1,263,400	1,372,096
Yum China Holdings Inc.	155,360	7,062,666
Zhejiang Expressway Co. Ltd., Class H	1,234,000	1,089,084
Zhejiang Semir Garment Co. Ltd., Class A	194,900	168,418
Zhejiang Weixing New Building Materials Co. Ltd., Class A	86,600	237,531
Zhongsheng Group Holdings Ltd.	705,000	4,999,783
Zhuzhou CRRC Times Electric Co. Ltd.	672,300	2,875,735
Zhuzhou Kibing Group Co. Ltd., Class A	146,100	240,190
		313,315,705
Egypt — 0.1%
Eastern Co. SAE	966,825	550,228

Greece — 0.2%
JUMBO SA	104,813	1,738,465

Hong Kong — 1.0%
Kingboard Laminates Holdings Ltd.	848,500	1,423,118
Nine Dragons Paper Holdings Ltd.	1,488,000	1,335,681
Orient Overseas International Ltd.	171,000	5,251,682
Vinda International Holdings Ltd.(c)	346,000	866,852
		8,877,333
Hungary — 0.5%
MOL Hungarian Oil & Gas PLC.	294,474	2,112,790
Richter Gedeon Nyrt	126,682	2,478,341
		4,591,131
India — 17.5%
ACC Ltd.	68,076	1,917,787
Adani Enterprises Ltd.	355,979	9,882,294
Adani Total Gas Ltd.	355,979	10,997,254
Ambuja Cements Ltd.	539,869	2,557,297
Apollo Hospitals Enterprise Ltd.	91,217	4,656,722
Aurobindo Pharma Ltd.	238,963	1,630,824
Balkrishna Industries Ltd.	70,080	2,097,389
Cipla Ltd.	593,914	7,581,608
Colgate-Palmolive India Ltd.	110,924	2,318,066
Container Corp. of India Ltd.	248,488	2,076,119
Dr. Reddy's Laboratories Ltd.	142,910	8,007,756
GAIL India Ltd.	2,012,132	3,815,046
HCL Technologies Ltd.	1,331,995	17,762,964
Hero MotoCorp Ltd.	99,598	3,535,888
Hindalco Industries Ltd.	1,745,643	9,500,993
Hindustan Petroleum Corp. Ltd.	579,724	1,698,372
Jubilant Foodworks Ltd.	358,806	2,535,488
Larsen & Toubro Infotech Ltd.(a)	47,650	2,597,923
Marico Ltd.	468,598	3,208,396
Mindtree Ltd.	59,753	2,336,620
Mphasis Ltd.	76,571	2,548,435
MRF Ltd.	1,730	1,727,796
NTPC Ltd.	3,951,556	7,926,364
Page Industries Ltd.	5,560	3,225,009
SRF Ltd.	134,321	4,235,052
Sun Pharmaceutical Industries Ltd.	589,551	6,535,189
Tata Elxsi Ltd.	28,535	3,080,451
Security	Shares	Value

India (continued)
Tata Steel Ltd.	679,382	$9,227,556
Tech Mahindra Ltd.	754,468	11,406,960
Vedanta Ltd.	960,098	3,975,353
Wipro Ltd.	506,842	3,080,217
		157,683,188
Indonesia — 1.8%
Adaro Energy Indonesia Tbk PT	13,044,800	2,927,729
Astra International Tbk PT	7,511,900	3,786,603
Gudang Garam Tbk PT	435,900	941,695
Indah Kiat Pulp & Paper Tbk PT	2,479,100	1,402,687
Indofood Sukses Makmur Tbk PT	3,978,800	1,798,181
Sumber Alfaria Trijaya Tbk PT	14,619,500	1,824,805
United Tractors Tbk PT	1,521,300	3,273,478
		15,955,178
Kuwait — 0.8%
Mabanee Co. KPSC	562,661	1,539,875
Mobile Telecommunications Co. KSCP	2,651,584	5,453,136
		6,993,011
Malaysia — 0.1%
Sime Darby Bhd	2,468,700	1,234,299

Mexico — 0.7%
Grupo Carso SAB de CV, Series A1	583,700	2,405,032
Grupo Financiero Inbursa SAB de CV, Class O(b)	610,100	1,242,799
Grupo Televisa SAB, CPO	1,480,124	3,029,363
		6,677,194
Philippines — 0.0%
Globe Telecom Inc.	1,050	48,557

Poland — 1.1%
Cyfrowy Polsat SA	231,845	1,218,791
KGHM Polska Miedz SA	181,257	6,179,529
Orange Polska SA(b)	594,686	874,733
PGE Polska Grupa Energetyczna SA(b)	813,379	1,923,333
		10,196,386
Qatar — 0.3%
Barwa Real Estate Co.	1,160,483	1,073,769
Qatar Electricity & Water Co. QSC	326,592	1,502,292
		2,576,061
Russia — 0.0%
Inter RAO UES PJSC(d)	41,455,000	6,606
PhosAgro PJSC(d)	986	—
PhosAgro PJSC, GDR(d)	153,000	1,520
TCS Group Holding PLC, GDR(b)(d)	135,475	22
United Co. RUSAL International PJSC(b)(d)	3,441,260	549
		8,697
Saudi Arabia — 8.8%
Abdullah Al Othaim Markets Co.	43,391	1,279,575
Advanced Petrochemical Co.	115,461	1,800,733
Arab National Bank	782,742	6,530,750
Bank AlBilad(b)	448,078	5,973,577
Banque Saudi Fransi	766,675	10,983,225
Bupa Arabia for Cooperative Insurance Co.	57,376	2,410,845
Co. for Cooperative Insurance (The)	3,317	52,766
Dr Sulaiman Al Habib Medical Services Group Co.	109,480	6,240,744
Jarir Marketing Co.	53,290	2,302,275
Mouwasat Medical Services Co.	44,408	2,585,990
Riyad Bank.	1,752,144	17,916,204
SABIC Agri-Nutrients Co.	252,124	9,874,571

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Industrial Investment Group	335,192	$2,724,799
Saudi Research & Media Group(b)	32,626	2,157,378
Saudi Tadawul Group Holding Co.	32,626	2,028,632
Yanbu National Petrochemical Co.	310,388	4,499,466
		79,361,530
Singapore — 0.2%
BOC Aviation Ltd.(a)	188,700	1,558,232

South Africa — 2.7%
Aspen Pharmacare Holdings Ltd.	351,625	3,626,989
Exxaro Resources Ltd.	221,600	3,142,891
Kumba Iron Ore Ltd.	83,401	3,140,677
Mr. Price Group Ltd.	232,772	3,082,125
Nedbank Group Ltd.	418,377	6,349,034
Pepkor Holdings Ltd.(a)	1,511,939	2,111,761
Reinet Investments SCA	124,305	2,522,691
		23,976,168
South Korea — 12.6%
AMOREPACIFIC Group.	26,156	973,556
BGF retail Co. Ltd.	7,049	1,041,465
Coway Co. Ltd.	50,163	2,886,367
DB Insurance Co. Ltd.	41,707	2,181,249
Doosan Bobcat Inc.	45,427	1,395,268
E-MART Inc.	18,948	1,768,714
F&F Co. Ltd./New.	15,623	1,831,979
GS Holdings Corp.	42,104	1,539,064
Hana Financial Group Inc.	197,783	7,909,994
Hankook Tire & Technology Co. Ltd.	67,360	1,932,491
Hyundai Engineering & Construction Co. Ltd.	70,644	2,472,426
Hyundai Glovis Co. Ltd.	15,754	2,699,522
Hyundai Mobis Co. Ltd.	79,588	14,055,915
Kia Corp.	300,165	20,707,205
Kumho Petrochemical Co. Ltd.	16,474	2,123,136
LG Innotek Co. Ltd.	12,870	3,977,184
LG Uplus Corp.	193,891	2,167,643
Meritz Financial Group Inc.	30,363	802,514
Meritz Fire & Marine Insurance Co. Ltd.	32,796	1,024,544
POSCO Holdings Inc.	86,801	20,175,976
S-1 Corp.	15,497	898,217
Samsung Electronics Co. Ltd.	294,727	16,026,647
SD Biosensor Inc.	32,758	1,320,143
SK Telecom Co. Ltd.	32,441	1,493,764
		113,404,983
Taiwan — 12.1%
AU Optronics Corp.	7,414,000	4,553,231
Compal Electronics Inc.	3,794,000	2,996,783
E Ink Holdings Inc.	775,000	5,420,327
eMemory Technology Inc.	59,000	3,097,113
Innolux Corp.	9,092,000	4,335,723
Lite-On Technology Corp.	1,810,718	3,917,208
momo.com Inc.	51,000	1,455,591
Nanya Technology Corp.	1,123,000	2,584,544
Nien Made Enterprise Co. Ltd.	159,000	1,719,136
Pegatron Corp.	1,814,000	4,329,067
Pou Chen Corp.	2,003,000	2,149,654
Synnex Technology International Corp.	1,209,000	2,908,944
Taiwan Semiconductor Manufacturing Co. Ltd.	2,215,000	41,887,699
United Microelectronics Corp.	10,223,000	18,014,075
Security	Shares	Value

Taiwan (continued)
Wan Hai Lines Ltd.	750,100	$4,014,960
Winbond Electronics Corp.	2,705,000	2,730,629
WPG Holdings Ltd.	297,000	538,634
Zhen Ding Technology Holding Ltd.	601,000	2,505,461
		109,158,779
Thailand — 0.9%
JMT Network Services PCL, NVDR	585,600	1,326,242
Krung Thai Bank PCL, NVDR	3,172,800	1,399,032
SCB X PCL, NVS	1,096,800	3,621,812
Srisawad Corp. PCL, NVDR(c)	467,400	756,803
Thai Union Group PCL, NVDR(c)	2,598,500	1,304,577
		8,408,466
Turkey — 0.5%
Ford Otomotiv Sanayi AS	65,481	1,235,909
Haci Omer Sabanci Holding AS	924,596	1,196,100
Turk Hava Yollari AO(b)	500,271	1,521,864
Turkiye Is Bankasi AS, Class C	1,427,393	942,415
		4,896,288
United Arab Emirates — 0.9%
Abu Dhabi Islamic Bank PJSC	1,317,883	2,988,946
Aldar Properties PJSC	3,491,642	5,027,259
		8,016,205
Total Common Stocks — 99.4%
(Cost: $839,932,934)		896,624,504

Preferred Stocks

Brazil — 0.8%
Itausa SA, Preference Shares, NVS	3,274,835	6,608,172

Total Preferred Stocks — 0.8%
(Cost: $6,260,906)		6,608,172

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	2,188,545	2,188,545

Total Short-Term Securities — 0.2%
(Cost: $2,188,042)		2,188,545

Total Investments in Securities — 100.4%
(Cost: $848,381,882)		905,421,221
Liabilities in Excess of Other Assets — (0.4)%		(3,589,520)
Net Assets — 100.0%		$901,831,701

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,548,912	$—	$(6,358,593	)(a)	$(813)	$(961)	$2,188,545	2,188,545	$40,223	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	2,300,000	—	(2,300,000	)(a)	—	—	—	—	1,697		—
					$(813)	$(961)	$2,188,545		$41,920		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	57	06/17/22	$3,030	$150,769

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Emerging Markets Multifactor ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$74,629,021	$821,986,786	$8,697	$896,624,504
Preferred Stocks	6,608,172	—	—	6,608,172
Money Market Funds	2,188,545	—	—	2,188,545
	$83,425,738	$821,986,786	$8,697	$905,421,221
Derivative financial instruments(a)
Assets
Futures Contracts	$150,769	$—	$—	$150,769

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	NVS	Non-Voting Shares
CPO	Certificates of Participation (Ordinary)	PJSC	Public Joint Stock Company
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt